UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                December 31, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):             [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Brundage, Story and Rose, LLC

Address:   630 Fifth Avenue        New York,         New York         10111

Form 13F File Number:   28-3575

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             John G. MacDonald

Title:            Managing Director

Phone:            212-708-9230

Signature, Place, and Date of Signing:

/s/ John G. MacDonald
________________________       New York, NY        11th day of February, 2005
[Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[ ]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number                          Name

       28-7806                                The Bessemer Group, Incorporated